Significant Accounting Policies, Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commissions [Abstract]
Address commissions	$ 1,761	$ 1,113	$ 424